Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Travel Advances	$ 2,000	$ 5,000
Prepaid office salaries (Muscat, Oman office)		$ 780
Prepaid rent (Muscat, Oman office)	$ 8,970
$29,520 fair value of 30,000 restricted Common Shares issued to investor relations consultant on August 30, 2013 for services rendered and to be rendered during the period covering September 5, 2013 to March 4, 2014, net of $19,245 amortization thereof through December 31, 2013 (See Note 6).			$ 10,275
Total	$ 10,970	$ 5,780	$ 10,275